Schedule II - Valuation and Qualifying Accounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of the year	¥ 886	¥ 609	¥ 563
Acquisitions
Charged (Credited) to Costs and Expenses	(20)	266	44
Charged (Credited) to Other Accounts	65	11	2
Deductions	(245)
Balance at end of the year	686	886	609
Trade accounts receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of the year	683	380	275
Acquisitions
Charged (Credited) to Costs and Expenses	(59)	292	103
Charged (Credited) to Other Accounts	65	11	2
Deductions	(220)
Balance at end of the year	469	683	380
Other assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of the year	203	229	288
Acquisitions
Charged (Credited) to Costs and Expenses	39	(26)	(59)
Charged (Credited) to Other Accounts
Deductions	(25)
Balance at end of the year	217	203	229
Valuation allowance for deferred tax assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of the year	9,487	10,330	12,275
Acquisitions
Charged (Credited) to Costs and Expenses	(150)	(523)	(673)
Charged (Credited) to Other Accounts
Deductions	(2,242)	(320)	(1,272)
Balance at end of the year	¥ 7,095	¥ 9,487	¥ 10,330